Movement of Valuation Allowance for Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Beginning balance	$ 865,010	$ 459,503	$ 196,994
Addition during the year	123,717	391,287	261,879
Effect of deconsolidation of former subsidiaries	(42,590)	(3,506)	0
Foreign currency translation adjustment	(4,898)	17,726	630
Ending balance	$ 941,239	$ 865,010	$ 459,503